Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.18269%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,505,597.07

Principal:
Principal Collections	$34,243,592.16
Prepayments in Full	$16,896,141.44
Liquidation Proceeds	$474,686.56
Recoveries	$158,629.05
Sub Total	$51,773,049.21
Collections	$55,278,646.28

Purchase Amounts:
Purchase Amounts Related to Principal	$183,531.39
Purchase Amounts Related to Interest	$924.70
Sub Total	$184,456.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$55,463,102.37

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$55,463,102.37
Servicing Fee	$1,195,602.23	$1,195,602.23	$0.00	$0.00	$54,267,500.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$54,267,500.14
Interest - Class A-2a Notes	$485,931.04	$485,931.04	$0.00	$0.00	$53,781,569.10
Interest - Class A-2b Notes	$265,389.25	$265,389.25	$0.00	$0.00	$53,516,179.85
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$52,582,702.35
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$52,263,418.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,263,418.35
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$52,154,985.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,154,985.43
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$52,078,089.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$52,078,089.60
Regular Principal Payment	$53,910,847.49	$52,078,089.60	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$55,463,102.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$52,078,089.60
Total					$52,078,089.60
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$36,949,337.72	$70.37	$485,931.04	$0.93	$37,435,268.76	$71.30
Class A-2b Notes	$15,128,751.88	$70.37	$265,389.25	$1.23	$15,394,141.13	$71.60
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$52,078,089.60	$28.22	$2,189,410.54	$1.19	$54,267,500.14	$29.41

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$323,954,025.91	0.6169378	$287,004,688.19	0.5465715
Class A-2b Notes	$132,641,621.72	0.6169378	$117,512,869.84	0.5465715
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,283,555,647.63	0.6954453	$1,231,477,558.03	0.6672288

Pool Information
Weighted Average APR	2.856%	2.847%
Weighted Average Remaining Term	48.53	47.72
Number of Receivables Outstanding	63,830	62,429
Pool Balance	$1,434,722,678.51	$1,382,351,164.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,325,416,908.73	$1,277,306,636.42
Pool Factor	0.7183155	0.6920949

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$105,044,528.39
Targeted Overcollateralization Amount	$152,706,364.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$150,873,606.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		151	$573,562.15
(Recoveries)		38	$158,629.05
Net Loss for Current Collection Period			$414,933.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3470%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4467%
Second Prior Collection Period			0.3698%
Prior Collection Period			0.4145%
Current Collection Period			0.3535%
Four Month Average (Current and Prior Three Collection Periods)			0.3961%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1430	$3,778,253.77
(Cumulative Recoveries)			$270,621.71
Cumulative Net Loss for All Collection Periods			$3,507,632.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1756%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,642.14
Average Net Loss for Receivables that have experienced a Realized Loss			$2,452.89

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.76%	411	$10,475,593.73
61-90 Days Delinquent	0.08%	40	$1,063,452.30
91-120 Days Delinquent	0.02%	6	$213,554.48
Over 120 Days Delinquent	0.01%	7	$141,938.48
Total Delinquent Receivables	0.86%	464	$11,894,538.99

Repossession Inventory:
Repossessed in the Current Collection Period		33	$753,471.39
Total Repossessed Inventory		44	$1,260,600.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0721%
Prior Collection Period			0.0862%
Current Collection Period			0.0849%
Three Month Average			0.0811%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1026%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	10

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer